American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2022

Global Bond - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 28.3%
Australia — 0.7%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	2,241,178
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	4,001,503
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	4,633,294
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	2,668,061
			13,544,036
Austria — 0.4%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	4,307,964
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	3,434,907
			7,742,871
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	2,368,896
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	5,586,000	5,217,139
			7,586,035
Canada — 2.1%
Canadian Government Bond, 0.25%, 3/1/26	CAD	2,150,000	1,538,689
Canadian Government Bond, 0.50%, 12/1/30	CAD	11,300,000	7,436,707
Canadian Government Bond, 1.25%, 6/1/31	CAD	3,500,000	2,494,346
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	2,521,848
Canadian Government Bond, 2.00%, 12/1/51	CAD	5,300,000	3,497,160
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	8,461,612
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,382,305
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	9,652,977
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	5,460,489
			43,446,133
China — 1.4%
China Government Bond, 2.68%, 5/21/30	CNY	111,500,000	16,410,972
China Government Bond, 3.39%, 3/16/50	CNY	46,500,000	6,987,451
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,832,770
			29,231,193
Colombia — 0.2%
Colombia Government International Bond, 6.125%, 1/18/41		$4,000,000	3,368,602
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,101,299
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/29	DKK	35,000,000	4,646,116
Finland — 0.7%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	5,826,844
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	6,500,000	5,473,450
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	2,952,597
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	1,100,000	732,769
			14,985,660
France — 3.7%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	2,673,875
French Republic Government Bond OAT, 0.75%, 11/25/28	EUR	17,000,000	17,222,092
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,980	56,919
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	21,650,000	20,530,875
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	4,363,860
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	25,500,000	22,973,496

French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	3,892,007
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	4,397,111
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	2,000,000	1,499,917
			77,610,152
Germany — 1.2%
Bundesobligation, 0.00%, 4/16/27(2)	EUR	11,500,000	11,505,504
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	10,500,000	9,984,501
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	2,743,014
			24,233,019
Greece — 0.2%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	5,000,000	4,592,289
Indonesia — 0.4%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,347,228
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	88,000,000,000	5,681,265
			8,028,493
Ireland — 1.0%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	6,638,198
Ireland Government Bond, 1.10%, 5/15/29	EUR	3,850,000	3,953,593
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,410,089
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	7,611,206
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	294,377
			19,907,463
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,098,208
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	9,650,000	9,179,755
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,027,445
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	12,775,149
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,284,243
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	835,085
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	9,383,979
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	362,217
			43,946,081
Japan — 5.0%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	4,855,000,000	36,465,936
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	231,950,000	2,197,699
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	11,215,100
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,673,400,000	13,639,174
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	4,364,711
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,350,000,000	8,959,274
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	1,790,000,000	11,883,423
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	297,300,000	2,132,796
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	7,543,662
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	831,000,000	5,882,544
			104,284,319
Jordan — 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(1)		$1,585,000	1,548,347
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	6,169,525
Mexico — 0.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	60,000,000	2,779,726
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	2,716,239
			5,495,965
Netherlands — 0.9%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	7,529,184
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	8,420,729

Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	2,747,929
			18,697,842
New Zealand — 1.1%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	36,479,000	21,845,356
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,482,788
			23,328,144
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	4,508,158
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	278,270
			4,786,428
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,631,801
Poland†
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	504,641
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	892,895
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	3,163,575
			4,056,470
Singapore — 0.2%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,120,162
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	250,645
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$800,000	778,428
			1,029,073
Spain — 1.4%
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	6,000,000	5,747,730
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	1,590,001
Spain Government Bond, 1.25%, 10/31/30(1)	EUR	1,500,000	1,494,779
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	10,483,694
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	2,191,855
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	7,649,354
			29,157,413
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	2,019,581
Switzerland — 0.6%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	6,500,091
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	3,321,686
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,354,310
			12,176,087
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,181,002
Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	9,629,592
			11,810,594
United Kingdom — 2.4%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	7,000,000	8,098,994
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	5,424,476
United Kingdom Gilt, 0.25%, 7/31/31	GBP	10,300,000	10,877,630
United Kingdom Gilt, 1.00%, 1/31/32	GBP	9,500,000	10,645,134
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	1,537,952
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	6,133,966
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	6,597,205
			49,315,357
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $679,320,049)			585,101,191

CORPORATE BONDS — 25.1%
Aerospace and Defense — 0.3%
Boeing Co., 5.15%, 5/1/30		$670,000	677,050
Boeing Co., 5.81%, 5/1/50		360,000	358,464
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	2,619,701
TransDigm, Inc., 4.625%, 1/15/29		1,910,000	1,721,235
			5,376,450
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31		1,016,000	797,302
Airlines — 0.5%
Air Canada, 3.875%, 8/15/26(1)		3,450,000	3,182,522
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		3,227,615	3,178,781
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)		595,333	526,353
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)		1,395,000	1,363,583
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		1,287,132	1,223,804
			9,475,043
Auto Components†
Aptiv PLC, 3.10%, 12/1/51		790,000	526,718
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,000,000	1,910,900
Ford Motor Credit Co. LLC, 2.90%, 2/10/29		3,000,000	2,525,895
General Motors Co., 5.15%, 4/1/38		560,000	505,153
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,248,000	3,108,784
General Motors Financial Co., Inc., 2.40%, 10/15/28		927,000	794,417
Volkswagen Financial Services NV, 1.125%, 9/18/23	GBP	1,500,000	1,771,094
			10,616,243
Banks — 6.4%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	600,000	573,358
Banco Santander SA, 5.18%, 11/19/25		$1,000,000	1,009,981
Banco Santander SA, VRN, 1.72%, 9/14/27		800,000	706,590
Banco Santander SA, VRN, 4.18%, 3/24/28		400,000	384,883
Bank of America Corp., 2.30%, 7/25/25	GBP	1,500,000	1,783,568
Bank of America Corp., VRN, 3.38%, 4/2/26		$2,200,000	2,151,107
Bank of America Corp., VRN, 3.42%, 12/20/28		3,291,000	3,150,900
Bank of America Corp., VRN, 2.88%, 10/22/30		1,987,000	1,804,296
Bank of America Corp., VRN, 2.48%, 9/21/36		1,550,000	1,254,275
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)		1,589,000	1,389,909
Bank of Ireland Group PLC, VRN, 2.375%, 10/14/29	EUR	1,200,000	1,170,234
Banque Federative du Credit Mutuel SA, 4.75%, 7/13/27(1)		$1,356,000	1,384,180
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	1,500,000	1,349,108
Banque Federative du Credit Mutuel SA, 1.875%, 6/18/29	EUR	1,400,000	1,326,105
Barclays PLC, 3.25%, 2/12/27	GBP	600,000	706,619
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	600,000	595,514
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,018,938
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	2,600,000	2,869,976
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)		$760,000	715,049
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	2,000,000	1,842,120
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	1,600,000	1,619,965
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	2,700,000	2,620,719
Citigroup, Inc., VRN, 2.01%, 1/25/26		$1,907,000	1,811,355
Citigroup, Inc., VRN, 3.07%, 2/24/28		1,441,000	1,368,916
Citigroup, Inc., VRN, 3.67%, 7/24/28		5,105,000	4,947,081
Citigroup, Inc., VRN, 3.52%, 10/27/28		1,606,000	1,536,023
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	2,500,000	2,504,367
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)		$1,335,000	1,205,549

Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	600,000	564,549
European Financial Stability Facility, 0.40%, 5/31/26	EUR	11,000,000	10,982,581
European Financial Stability Facility, 2.35%, 7/29/44	EUR	410,000	455,249
European Union, 0.00%, 7/4/31(2)	EUR	20,800,000	18,705,207
Fifth Third Bancorp, VRN, 4.06%, 4/25/28		$826,000	821,168
Fifth Third Bancorp, VRN, 4.77%, 7/28/30		372,000	378,410
FNB Corp., 2.20%, 2/24/23		1,160,000	1,148,432
HSBC Holdings PLC, VRN, 2.80%, 5/24/32		1,560,000	1,311,192
ING Groep NV, 2.125%, 1/10/26	EUR	2,600,000	2,676,896
Intesa Sanpaolo SpA, 3.93%, 9/15/26	EUR	2,600,000	2,692,178
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		$2,837,000	2,683,823
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		2,474,000	2,186,730
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		1,930,000	1,695,058
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32		611,000	525,524
KeyBank NA, 4.39%, 12/14/27		1,521,000	1,546,519
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	2,200,000	1,937,549
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	700,000	813,619
Lloyds Banking Group PLC, VRN, 1.75%, 9/7/28	EUR	800,000	796,271
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,167,615
National Australia Bank Ltd., 2.33%, 8/21/30(1)		$797,000	656,591
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,064,163
Nordea Bank Abp, 1.125%, 2/12/25	EUR	2,000,000	2,035,936
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33		$862,000	856,055
Royal Bank of Canada, 0.625%, 9/10/25	EUR	3,400,000	3,408,222
Skandinaviska Enskilda Banken AB, 0.05%, 7/1/24	EUR	2,200,000	2,198,847
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)		$3,233,000	3,225,958
Societe Generale SA, 1.25%, 12/7/27	GBP	2,500,000	2,656,167
Societe Generale SA, VRN, 1.79%, 6/9/27(1)		$1,045,000	923,638
Svenska Handelsbanken AB, 0.125%, 6/18/24	EUR	1,000,000	1,004,352
Svenska Handelsbanken AB, 3.95%, 6/10/27(1)		$4,990,000	5,004,654
Toronto-Dominion Bank, 4.46%, 6/8/32		986,000	1,006,143
Truist Financial Corp., VRN, 4.12%, 6/6/28		885,000	890,559
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		3,970,000	3,554,591
US Bancorp, VRN, 2.49%, 11/3/36		665,000	561,194
Wells Fargo & Co., VRN, 3.53%, 3/24/28		646,000	624,678
Wells Fargo & Co., VRN, 3.07%, 4/30/41		1,345,000	1,091,903
Wells Fargo & Co., VRN, 4.61%, 4/25/53		461,000	452,154
Westpac Banking Corp., VRN, 2.89%, 2/4/30		454,000	432,079
			132,537,139
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		1,065,000	1,075,091
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	987,509
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		$1,100,000	1,159,192
Keurig Dr Pepper, Inc., 4.05%, 4/15/32		450,000	444,424
PepsiCo, Inc., 3.90%, 7/18/32		393,000	406,651
			4,072,867
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29		1,130,000	1,079,374
CSL Finance PLC, 4.25%, 4/27/32(1)		533,000	543,994
			1,623,368
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		2,501,000	2,320,285
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52		500,000	402,429
Standard Industries, Inc., 4.375%, 7/15/30(1)		460,000	402,472
			3,125,186

Capital Markets — 1.1%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26		2,579,000	2,235,295
Blue Owl Finance LLC, 4.125%, 10/7/51(1)		481,000	320,084
CME Group, Inc., 2.65%, 3/15/32		365,000	337,266
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,451,271
Deutsche Bank AG, VRN, 2.31%, 11/16/27		$1,118,000	972,022
Deutsche Bank AG, VRN, 4.30%, 5/24/28		3,706,000	3,465,618
FS KKR Capital Corp., 4.25%, 2/14/25(1)		369,000	353,093
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,737,124
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27		$908,000	828,996
Golub Capital BDC, Inc., 2.50%, 8/24/26		344,000	299,120
Hercules Capital, Inc., 2.625%, 9/16/26		887,000	757,449
Moody's Corp., 2.55%, 8/18/60		747,000	492,680
Morgan Stanley, VRN, 0.53%, 1/25/24		836,000	822,620
Morgan Stanley, VRN, 2.63%, 2/18/26		1,677,000	1,617,155
Morgan Stanley, VRN, 2.48%, 9/16/36		451,000	365,201
Owl Rock Capital Corp., 3.40%, 7/15/26		414,000	373,216
OWL Rock Core Income Corp., 3.125%, 9/23/26(1)		1,081,000	940,455
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)		822,000	816,287
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		203,000	190,801
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		924,000	792,508
Prospect Capital Corp., 3.71%, 1/22/26		829,000	747,476
UBS Group AG, VRN, 1.49%, 8/10/27(1)		1,235,000	1,097,334
			22,013,071
Chemicals — 0.2%
Albemarle Corp., 4.65%, 6/1/27		1,075,000	1,080,555
CF Industries, Inc., 5.15%, 3/15/34		910,000	913,537
CF Industries, Inc., 4.95%, 6/1/43		610,000	557,638
Tronox, Inc., 4.625%, 3/15/29(1)		2,050,000	1,770,702
			4,322,432
Commercial Services and Supplies†
Waste Connections, Inc., 3.20%, 6/1/32		1,105,000	1,029,207
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32		1,365,000	1,103,959
Construction Materials — 0.1%
Cemex SAB de CV, 5.20%, 9/17/30(1)		1,405,000	1,267,577
Eagle Materials, Inc., 2.50%, 7/1/31		843,000	683,706
Martin Marietta Materials, Inc., 2.40%, 7/15/31		535,000	453,585
			2,404,868
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28		898,000	788,512
American Express Co., VRN, 4.42%, 8/3/33(3)		1,113,000	1,130,921
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(1)		355,000	331,657
			2,251,090
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27		1,238,000	1,139,859
Diversified Financial Services — 0.7%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	588,464
Block Financial LLC, 3.875%, 8/15/30		1,955,000	1,831,388
Capital One Financial Corp., VRN, 4.99%, 7/24/26		892,000	901,170
Corebridge Financial, Inc., 3.85%, 4/5/29(1)		674,000	640,716
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/31	EUR	1,000,000	881,047
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		$2,060,000	2,036,643
HSBC Holdings PLC, VRN, 4.76%, 6/9/28		1,714,000	1,703,872
Intercontinental Exchange, Inc., 4.35%, 6/15/29		362,000	369,691

NatWest Group PLC, VRN, 5.52%, 9/30/28		3,150,000	3,230,900
UBS Group AG, VRN, 4.49%, 5/12/26(1)		1,504,000	1,514,412
UBS Group AG, VRN, 4.75%, 5/12/28(1)		218,000	218,480
			13,916,783
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.35%, 3/1/29		2,435,000	2,458,486
AT&T, Inc., 4.50%, 5/15/35		1,197,000	1,189,523
AT&T, Inc., 4.90%, 8/15/37		1,171,000	1,202,169
AT&T, Inc., 4.55%, 3/9/49		1,369,000	1,282,968
AT&T, Inc., 3.55%, 9/15/55		1,092,000	852,615
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	1,100,000	1,052,798
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,700,000	2,032,608
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		$1,928,000	1,767,002
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		1,500,000	1,354,449
Orange SA, 5.25%, 12/5/25	GBP	470,000	614,993
Telecom Italia Capital SA, 6.375%, 11/15/33		$3,205,000	2,680,406
Telecom Italia SpA, 5.875%, 5/19/23	GBP	200,000	245,168
Telecom Italia SpA, 4.00%, 4/11/24	EUR	2,200,000	2,245,776
Verizon Communications, Inc., 4.33%, 9/21/28		$892,000	915,634
Verizon Communications, Inc., 1.75%, 1/20/31		975,000	816,693
Verizon Communications, Inc., 3.40%, 3/22/41		691,000	589,369
			21,300,657
Electric Utilities — 1.2%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,503,373
Baltimore Gas and Electric Co., 2.25%, 6/15/31		678,000	600,690
Baltimore Gas and Electric Co., 4.55%, 6/1/52		833,000	850,510
Commonwealth Edison Co., 3.20%, 11/15/49		640,000	529,036
Duke Energy Carolinas LLC, 2.55%, 4/15/31		462,000	420,950
Duke Energy Corp., 2.55%, 6/15/31		480,000	420,039
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,169,856
Duke Energy Progress LLC, 4.15%, 12/1/44		280,000	264,039
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	646,563
Exelon Corp., 4.45%, 4/15/46		$780,000	733,880
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		3,051,718	2,205,156
Florida Power & Light Co., 2.45%, 2/3/32		651,000	594,720
Florida Power & Light Co., 4.125%, 2/1/42		680,000	662,057
Indiana Michigan Power Co., 3.25%, 5/1/51		429,000	338,097
MidAmerican Energy Co., 4.40%, 10/15/44		365,000	358,752
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32		1,973,000	2,110,244
Northern States Power Co., 3.20%, 4/1/52		650,000	539,634
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,130,000	1,954,911
Pacific Gas and Electric Co., 4.20%, 6/1/41		465,000	357,912
PacifiCorp, 3.30%, 3/15/51		870,000	717,709
Public Service Electric and Gas Co., 3.10%, 3/15/32		762,000	733,076
Union Electric Co., 3.90%, 4/1/52		630,000	586,620
WEC Energy Group, Inc., 1.375%, 10/15/27		5,459,000	4,838,527
Xcel Energy, Inc., 3.40%, 6/1/30		810,000	770,192
Xcel Energy, Inc., 4.60%, 6/1/32		334,000	346,551
			24,253,094
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30		910,000	827,880
Entertainment — 0.5%
Magallanes, Inc., 3.53%, 3/15/24(1)		4,405,000	4,330,691
Magallanes, Inc., 3.76%, 3/15/27(1)		682,000	655,924
Magallanes, Inc., 5.05%, 3/15/42(1)		431,000	383,345

Magallanes, Inc., 5.14%, 3/15/52(1)		475,000	418,912
Netflix, Inc., 5.875%, 2/15/25		1,070,000	1,108,700
Netflix, Inc., 4.875%, 4/15/28		1,720,000	1,711,004
Netflix, Inc., 5.875%, 11/15/28		1,005,000	1,045,099
Take-Two Interactive Software, Inc., 4.00%, 4/14/32		526,000	514,015
			10,167,690
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.55%, 7/15/27		1,760,000	1,703,044
American Tower Corp., 3.95%, 3/15/29		220,000	212,487
Broadstone Net Lease LLC, 2.60%, 9/15/31		470,000	385,682
Corporate Office Properties LP, 2.00%, 1/15/29		593,000	485,444
EPR Properties, 4.75%, 12/15/26		1,109,000	1,046,376
EPR Properties, 4.95%, 4/15/28		5,732,000	5,355,266
National Retail Properties, Inc., 4.80%, 10/15/48		880,000	835,583
Office Properties Income Trust, 2.40%, 2/1/27		581,000	461,783
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31		665,000	529,309
Rexford Industrial Realty LP, 2.15%, 9/1/31		1,301,000	1,067,941
SBA Tower Trust, 3.45%, 3/15/48(1)		3,859,000	3,829,120
STORE Capital Corp., 4.625%, 3/15/29		509,000	507,830
STORE Capital Corp., 2.70%, 12/1/31		—	—
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)		3,860,000	3,532,653
			19,952,518
Food and Staples Retailing — 0.3%
Sysco Corp., 5.95%, 4/1/30		1,505,000	1,658,655
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,020,000	2,034,645
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,529,896
			5,223,196
Food Products — 0.5%
JDE Peet's NV, 2.25%, 9/24/31(1)		$1,394,000	1,122,777
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,094,000	1,062,127
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,233,407
US Foods, Inc., 4.75%, 2/15/29(1)		$3,130,000	2,928,350
US Foods, Inc., 4.625%, 6/1/30(1)		3,591,000	3,294,491
			9,641,152
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)		2,100,000	1,533,555
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		1,260,000	1,037,569
			2,571,124
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27		1,470,000	1,357,167
Baxter International, Inc., 2.54%, 2/1/32		2,120,000	1,842,157
			3,199,324
Health Care Providers and Services — 0.6%
Centene Corp., 4.625%, 12/15/29		2,318,000	2,289,987
Centene Corp., 3.375%, 2/15/30		3,016,000	2,744,885
CVS Health Corp., 1.75%, 8/21/30		1,580,000	1,328,894
CVS Health Corp., 4.78%, 3/25/38		320,000	320,809
CVS Health Corp., 5.05%, 3/25/48		580,000	590,474
HCA, Inc., 2.375%, 7/15/31		220,000	181,861
Humana, Inc., 2.15%, 2/3/32		872,000	741,281
Kaiser Foundation Hospitals, 3.00%, 6/1/51		470,000	361,615
Roche Holdings, Inc., 2.61%, 12/13/51(1)		1,220,000	927,332
Universal Health Services, Inc., 1.65%, 9/1/26(1)		1,533,000	1,340,892
Universal Health Services, Inc., 2.65%, 10/15/30(1)		1,425,000	1,166,215
			11,994,245

Hotels, Restaurants and Leisure — 0.5%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		1,388,000	1,180,001
Carnival Corp., 5.75%, 3/1/27(1)		1,487,000	1,196,106
International Game Technology PLC, 5.25%, 1/15/29(1)		1,810,000	1,750,433
Marriott International, Inc., 3.50%, 10/15/32		2,132,000	1,905,442
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		1,788,000	1,490,226
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,400,000	2,445,336
			9,967,544
Household Durables — 0.3%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	774,573
KB Home, 4.80%, 11/15/29		2,278,000	2,052,592
Safehold Operating Partnership LP, 2.85%, 1/15/32		2,183,000	1,805,464
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,069,000	1,681,062
			6,313,691
Household Products — 0.1%
Clorox Co., 4.60%, 5/1/32		1,953,000	2,025,679
Industrial Conglomerates†
Siemens Financieringsmaatschappij NV, 1.00%, 2/20/25	GBP	500,000	582,939
Insurance — 0.6%
Alleghany Corp., 3.25%, 8/15/51		$640,000	487,841
American International Group, Inc., 6.25%, 5/1/36		1,227,000	1,433,901
Athene Global Funding, 3.21%, 3/8/27(1)		320,000	297,045
Athene Global Funding, 1.99%, 8/19/28(1)		941,000	797,917
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)		333,000	292,933
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,800,000	1,717,197
GA Global Funding Trust, 2.90%, 1/6/32(1)		$860,000	729,834
Guardian Life Global Funding, 1.625%, 9/16/28(1)		1,388,000	1,200,621
Hill City Funding Trust, 4.05%, 8/15/41(1)		1,150,000	857,286
Prudential Financial, Inc., VRN, 5.125%, 3/1/52		978,000	936,079
RGA Global Funding, 2.70%, 1/18/29(1)		1,200,000	1,088,538
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)		463,000	424,318
SBL Holdings, Inc., 5.125%, 11/13/26(1)		972,000	948,279
SBL Holdings, Inc., VRN, 6.50%(1)(4)		2,512,000	1,846,320
			13,058,109
Internet and Direct Marketing Retail†
Amazon.com, Inc., 2.875%, 5/12/41		795,000	671,518
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.10%, 7/15/32		433,000	450,254
Fiserv, Inc., 2.65%, 6/1/30		1,235,000	1,088,391
			1,538,645
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51		930,000	716,271
Machinery — 0.4%
John Deere Capital Corp., 3.90%, 6/7/32		780,000	804,609
Parker-Hannifin Corp., 4.25%, 9/15/27		4,050,000	4,141,842
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,364,000	2,349,678
			7,296,129
Media — 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		695,000	600,204
Comcast Corp., 3.75%, 4/1/40		1,285,000	1,184,436
Comcast Corp., 2.65%, 8/15/62		816,000	554,323
Discovery Communications LLC, 4.65%, 5/15/50		735,000	607,402
DISH DBS Corp., 5.25%, 12/1/26(1)		1,120,000	970,900
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		3,163,000	2,798,954
Paramount Global, 4.95%, 1/15/31		535,000	524,260

Paramount Global, 4.375%, 3/15/43		270,000	215,591
Time Warner Cable LLC, 4.50%, 9/15/42		1,735,000	1,397,663
VTR Finance NV, 6.375%, 7/15/28(1)		2,262,000	1,387,383
Walt Disney Co., 3.50%, 5/13/40		875,000	781,889
			11,023,005
Metals and Mining — 0.4%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)		1,880,000	1,771,082
Freeport-McMoRan, Inc., 4.625%, 8/1/30		2,786,000	2,676,413
Glencore Funding LLC, 2.625%, 9/23/31(1)		1,280,000	1,052,499
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,200,000	1,742,697
Nucor Corp., 3.125%, 4/1/32		500,000	452,822
South32 Treasury Ltd., 4.35%, 4/14/32(1)		885,000	841,078
Teck Resources Ltd., 6.25%, 7/15/41		540,000	552,614
			9,089,205
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		2,948,000	2,520,599
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)		7,288,000	6,693,027
			9,213,626
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,490,992
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,181,270
Dominion Energy, Inc., 4.90%, 8/1/41		750,000	750,820
Sempra Energy, 3.25%, 6/15/27		770,000	745,896
			4,168,978
Multiline Retail — 0.1%
Dollar Tree, Inc., 2.65%, 12/1/31		1,340,000	1,160,662
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	1,400,000	1,499,335
			2,659,997
Oil, Gas and Consumable Fuels — 2.0%
Aker BP ASA, 3.75%, 1/15/30(1)		$2,580,000	2,376,766
Aker BP ASA, 4.00%, 1/15/31(1)		650,000	605,675
BP Capital Markets America, Inc., 3.06%, 6/17/41		750,000	620,807
Cenovus Energy, Inc., 2.65%, 1/15/32		770,000	663,275
Continental Resources, Inc., 2.27%, 11/15/26(1)		920,000	832,881
Continental Resources, Inc., 2.875%, 4/1/32(1)		630,000	515,044
Enbridge, Inc., 3.40%, 8/1/51		900,000	716,636
Energy Transfer LP, 3.60%, 2/1/23		949,000	946,694
Energy Transfer LP, 3.75%, 5/15/30		500,000	464,850
Energy Transfer LP, 4.90%, 3/15/35		450,000	423,983
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,311,787
Enterprise Products Operating LLC, 3.30%, 2/15/53		644,000	503,485
Equinor ASA, 3.25%, 11/18/49		320,000	269,181
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,421,745	3,726,826
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	1,938,979
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		690,000	736,761
MEG Energy Corp., 5.875%, 2/1/29(1)		4,000,000	3,806,320
MPLX LP, 2.65%, 8/15/30		1,000,000	866,584
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	4,675,800
Petroleos Mexicanos, 6.70%, 2/16/32		356,000	286,195
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	948,150
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		5,250,000	4,797,938
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,755,000	1,805,643
Southwestern Energy Co., 5.375%, 3/15/30		4,136,000	4,078,510
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		1,701,000	1,480,372
Williams Cos., Inc., 4.55%, 6/24/24		1,040,000	1,051,056
			40,450,198

Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	861,201
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(1)		505,000	460,658
Pharmaceuticals — 0.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	2,800,000	2,653,808
Bristol-Myers Squibb Co., 2.95%, 3/15/32		$1,173,000	1,128,305
Bristol-Myers Squibb Co., 2.55%, 11/13/50		1,678,000	1,252,739
Merck & Co., Inc., 1.70%, 6/10/27		915,000	857,201
Viatris, Inc., 4.00%, 6/22/50		659,000	457,603
			6,349,656
Real Estate Management and Development†
Essential Properties LP, 2.95%, 7/15/31		910,000	730,087
Road and Rail — 0.3%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		757,000	731,555
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		550,000	469,011
CSX Corp., 4.10%, 11/15/32		750,000	760,725
DAE Funding LLC, 1.55%, 8/1/24(1)		1,289,000	1,207,597
Norfolk Southern Corp., 4.55%, 6/1/53		1,100,000	1,095,211
Union Pacific Corp., 3.55%, 8/15/39		1,400,000	1,270,642
			5,534,741
Semiconductors and Semiconductor Equipment — 0.5%
Broadcom, Inc., 4.00%, 4/15/29(1)		807,000	774,494
Broadcom, Inc., 4.93%, 5/15/37(1)		823,000	781,343
Intel Corp., 2.80%, 8/12/41		1,680,000	1,349,856
Intel Corp., 3.20%, 8/12/61		1,224,000	921,132
Microchip Technology, Inc., 4.25%, 9/1/25		4,295,000	4,280,728
Qorvo, Inc., 4.375%, 10/15/29		2,289,000	2,142,939
			10,250,492
Software — 0.1%
NCR Corp., 5.125%, 4/15/29(1)		1,496,000	1,439,556
Oracle Corp., 3.60%, 4/1/40		970,000	753,835
			2,193,391
Specialty Retail — 0.7%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32		1,388,000	1,138,688
Home Depot, Inc., 3.90%, 6/15/47		1,835,000	1,725,762
Lowe's Cos., Inc., 3.35%, 4/1/27		3,823,000	3,797,800
Lowe's Cos., Inc., 2.625%, 4/1/31		1,855,000	1,658,955
Lowe's Cos., Inc., 4.25%, 4/1/52		1,930,000	1,749,435
Michaels Cos., Inc., 5.25%, 5/1/28(1)		2,015,000	1,682,102
O'Reilly Automotive, Inc., 4.70%, 6/15/32		1,440,000	1,483,934
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,620,000	1,343,587
			14,580,263
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.70%, 8/5/31		2,280,000	2,005,316
Dell International LLC / EMC Corp., 6.02%, 6/15/26		1,185,000	1,259,830
Dell International LLC / EMC Corp., 8.10%, 7/15/36		344,000	419,170
			3,684,316
Thrifts and Mortgage Finance — 0.5%
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	3,300,000	2,952,086
BPCE SFH SA, 0.125%, 12/3/30	EUR	2,000,000	1,800,443
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	3,300,000	3,239,572
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,380,862
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	600,000	597,305
			10,970,268

Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)		$589,000	577,051
BOC Aviation Ltd., 1.75%, 1/21/26		1,213,000	1,113,873
			1,690,924
Water Utilities — 0.1%
American Water Capital Corp., 4.45%, 6/1/32		1,250,000	1,293,365
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,263,118
			2,556,483
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.625%, 2/15/25		3,310,000	3,537,314
T-Mobile USA, Inc., 4.75%, 2/1/28		3,945,000	3,944,487
T-Mobile USA, Inc., 2.55%, 2/15/31		390,000	341,270
T-Mobile USA, Inc., 3.50%, 4/15/31		3,553,000	3,290,664
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	1,900,000	1,831,575
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	1,000,000	945,279
Vodafone Group PLC, VRN, 3.00%, 8/27/80	EUR	900,000	763,816
			14,654,405
TOTAL CORPORATE BONDS (Cost $575,526,218)			518,754,884
U.S. TREASURY SECURITIES — 8.9%
U.S. Treasury Bonds, 3.50%, 2/15/39		$50,000	54,150
U.S. Treasury Bonds, 1.375%, 11/15/40		500,000	369,570
U.S. Treasury Bonds, 2.00%, 11/15/41		3,000,000	2,450,625
U.S. Treasury Bonds, 2.375%, 2/15/42		35,210,000	30,676,712
U.S. Treasury Bonds, 2.75%, 11/15/42		5,000,000	4,596,680
U.S. Treasury Bonds, 2.50%, 2/15/45		13,000,000	11,277,754
U.S. Treasury Bonds, 2.875%, 8/15/45		3,500,000	3,250,488
U.S. Treasury Bonds, 2.50%, 2/15/46		2,000,000	1,735,898
U.S. Treasury Bonds, 2.25%, 8/15/46		5,000,000	4,122,266
U.S. Treasury Bonds, 3.00%, 5/15/47		5,000,000	4,769,727
U.S. Treasury Bonds, 2.25%, 2/15/52		10,000,000	8,435,938
U.S. Treasury Notes, 2.75%, 5/31/23		21,275,000	21,236,806
U.S. Treasury Notes, 1.50%, 2/29/24		46,000,000	44,977,578
U.S. Treasury Notes, 2.50%, 5/31/24		46,000,000	45,654,102
TOTAL U.S. TREASURY SECURITIES (Cost $195,183,690)			183,608,294
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.48%, (1-year H15T1Y plus 2.25%), 9/1/35		407,600	420,545
FHLMC, VRN, 3.26%, (12-month LIBOR plus 1.63%), 8/1/46		316,792	322,807
FNMA, VRN, 3.25%, (6-month LIBOR plus 1.57%), 6/1/35		215,301	221,006
FNMA, VRN, 3.29%, (6-month LIBOR plus 1.57%), 6/1/35		199,865	205,184
FNMA, VRN, 2.38%, (6-month LIBOR plus 1.54%), 9/1/35		371,776	380,934
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47		743,489	741,702
FNMA, VRN, 3.11%, (12-month LIBOR plus 1.61%), 4/1/47		440,367	438,312
FNMA, VRN, 3.21%, (12-month LIBOR plus 1.62%), 5/1/47		518,578	515,351
			3,245,841
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.1%
FHLMC, 6.00%, 2/1/38		854	931
FHLMC, 3.00%, 1/1/50		431,464	417,934
FHLMC, 2.50%, 10/1/50		6,910,634	6,460,433
FHLMC, 2.50%, 5/1/51		194,759	182,665
FHLMC, 3.00%, 7/1/51		6,769,662	6,576,104
FHLMC, 3.00%, 7/1/51		6,850,871	6,616,821
FHLMC, 3.00%, 12/1/51		6,891,856	6,652,014

FHLMC, 3.50%, 5/1/52		1,079,240	1,069,009
FHLMC, 3.50%, 5/1/52		421,531	417,793
FHLMC, 4.00%, 5/1/52		386,258	389,147
FHLMC, 4.00%, 6/1/52		1,393	1,402
FNMA, 3.50%, 10/1/40		954,603	965,619
FNMA, 4.50%, 9/1/41		6,298	6,548
FNMA, 3.50%, 12/1/41		52,677	53,105
FNMA, 3.50%, 5/1/42		20,352	20,564
FNMA, 3.50%, 6/1/42		12,116	12,248
FNMA, 3.50%, 8/1/42		71,602	72,342
FNMA, 3.50%, 9/1/42		7,699	7,778
FNMA, 4.00%, 2/1/46		126,523	129,742
FNMA, 4.00%, 3/1/50		16,050,585	16,306,120
FNMA, 4.00%, 3/1/51		12,482,868	12,648,585
FNMA, 4.00%, 3/1/51		15,809,279	16,068,737
FNMA, 2.50%, 12/1/51		6,955,371	6,499,153
FNMA, 3.00%, 2/1/52		6,900,815	6,680,962
FNMA, 2.50%, 3/1/52		31,983,617	29,938,641
FNMA, 3.50%, 4/1/52		226,918	224,913
FNMA, 3.00%, 5/1/52		300,191	291,512
FNMA, 3.50%, 5/1/52		707,931	708,783
FNMA, 3.50%, 5/1/52		754,273	747,512
FNMA, 4.00%, 5/1/52		352,928	356,663
FNMA, 4.00%, 5/1/52		565,439	570,004
FNMA, 3.00%, 6/1/52		118,726	115,462
FNMA, 4.00%, 6/1/52		3,231	3,251
GNMA, 6.00%, 7/15/33		1,983	2,177
GNMA, 5.50%, 1/15/39		1,994	2,172
GNMA, 5.50%, 9/15/39		7,951	8,655
GNMA, 4.50%, 10/15/39		2,841	2,984
GNMA, 5.00%, 10/15/39		4,559	4,821
GNMA, 4.50%, 1/15/40		3,502	3,673
GNMA, 4.00%, 12/15/40		4,212	4,335
GNMA, 4.50%, 12/15/40		14,524	15,244
GNMA, 3.50%, 6/20/42		2,161,743	2,193,399
GNMA, 3.50%, 3/15/46		391,279	399,110
GNMA, 3.50%, 6/20/51		852,448	849,903
GNMA, 2.50%, 9/20/51		694,224	660,358
GNMA, 4.00%, 8/18/52, TBA		1,400,000	1,414,820
			126,774,148
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $129,112,668)			130,019,989
ASSET-BACKED SECURITIES — 4.3%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		5,795,719	4,726,221
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)		4,389,929	3,807,540
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	7,026,939
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)		$1,746,000	1,636,670
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		2,558,512	2,411,838
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)		3,393,000	3,364,913
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)		3,525,204	2,911,131
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,804,682
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		7,200,000	6,646,838
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		5,800,000	5,057,289
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		7,500,000	6,961,771
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,592,949	1,515,768

Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)	2,685,952	2,472,912
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)	5,573,079	4,802,373
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(1)	6,640,235	6,141,978
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	6,646,075	5,847,967
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(1)	6,735,268	6,093,474
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	4,015,403	3,677,622
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	7,500,000	6,516,379
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	2,700,000	2,344,042
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)	1,278,860	1,194,984
TOTAL ASSET-BACKED SECURITIES (Cost $98,432,172)		88,963,331
COLLATERALIZED LOAN OBLIGATIONS — 4.1%
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 4.66%, (3-month LIBOR plus 1.90%), 7/22/32(1)	3,000,000	2,835,564
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 5.03%, (3-month LIBOR plus 2.25%), 7/24/29(1)	4,500,000	4,380,608
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 4.86%, (3-month LIBOR plus 2.10%), 4/22/31(1)	2,400,000	2,279,026
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 5.31%, (3-month LIBOR plus 2.80%), 1/15/29(1)	5,300,000	4,897,778
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 4.34%, (3-month LIBOR plus 1.60%), 4/17/33(1)	5,650,000	5,387,091
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 4.79%, (3-month LIBOR plus 2.05%), 4/18/31(1)	6,225,000	5,891,619
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 4.36%, (3-month LIBOR plus 1.85%), 10/15/30(1)	4,250,000	4,063,367
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 3.26%, (3-month LIBOR plus 1.85%), 5/15/32(1)	3,050,000	2,869,603
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.83%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,025,000	2,967,843
KKR CLO Ltd., Series 2018, Class CR, VRN, 4.84%, (3-month LIBOR plus 2.10%), 7/18/30(1)	2,975,000	2,878,886
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.31%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,842,216
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 4.88%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	4,993,461
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 5.39%, (3-month LIBOR plus 2.68%), 1/20/35(1)	4,850,000	4,610,548
MF1 LLC, Series 2022-FL10, Class D, VRN, 7.88%, (1-month SOFR plus 5.73%), 9/19/37(1)(3)	4,000,000	3,980,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 4.74%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,500,000	4,293,108
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 4.33%, (3-month SOFR plus 2.00%), 4/15/30(1)	3,500,000	3,345,018
Palmer Square Loan Funding Ltd., Series 2022-5A, Class A2 VRN, 5.17%, (3-month SOFR plus 2.65%), 1/15/31(1)(3)	2,150,000	2,128,500
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 5.06%, (3-month LIBOR plus 2.35%), 1/20/32(1)	4,000,000	3,858,509
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 5.21%, (3-month LIBOR plus 2.50%), 7/20/32(1)	8,000,000	7,578,729
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 4.44%, (3-month LIBOR plus 1.70%), 4/18/33(1)	4,750,000	4,546,592
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 4.61%, (3-month LIBOR plus 2.15%), 10/13/32(1)	3,850,000	3,688,069
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $88,879,370)		85,316,135
PREFERRED STOCKS — 3.2%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%	4,500,000	4,092,828
Banks — 0.4%
Commerzbank AG, 4.25%	600,000	493,470
ING Groep NV, 3.875%	3,885,000	3,005,799
Intesa Sanpaolo SpA, 3.75%	2,400,000	2,107,205
PNC Financial Services Group, Inc., 3.40%	603,000	495,967
UniCredit SpA, 3.875%	1,700,000	1,340,341
		7,442,782
Diversified Telecommunication Services — 0.2%
Orange SA, 2.375%	1,000,000	993,215
Telefonica Europe BV, 2.38%	2,300,000	1,867,495
Telefonica Europe BV, 2.875%	1,800,000	1,596,648
		4,457,358
Electric Utilities — 0.4%
Electricite de France SA, 3.375%	3,600,000	2,950,560

Enel SpA, 2.25%	2,500,000	2,196,753
Naturgy Finance BV, 2.37%	2,400,000	1,943,939
SSE PLC, 3.125%	2,600,000	2,384,354
		9,475,606
Hotels, Restaurants and Leisure — 0.1%
Accor SA, 2.625%	3,000,000	2,612,025
Insurance — 1.1%
Allianz SE, 2.625%	2,600,000	2,105,933
Allianz SE, 3.20%(1)	7,595,000	5,807,712
Assicurazioni Generali SpA, 4.60%	3,900,000	4,042,974
AXA SA, 6.69%	1,230,000	1,566,654
BNP Paribas Cardif SA, 4.03%	3,100,000	3,187,687
Credit Agricole Assurances SA, 4.25%	3,300,000	3,450,904
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	2,368,105
		22,529,969
Oil, Gas and Consumable Fuels — 0.4%
Eni SpA, 3.375%	4,700,000	4,040,798
TotalEnergies SE, 2.625%	4,292,000	4,252,494
		8,293,292
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.125%	4,320,000	3,229,889
Aircastle Ltd., 5.25%(1)	5,290,000	4,243,829
		7,473,718
TOTAL PREFERRED STOCKS (Cost $84,647,162)		66,377,578
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
Private Sponsor Collateralized Mortgage Obligations — 2.5%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	5,500,000	5,340,820
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	196,288	192,390
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 6.26%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,620,578
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.48%, 8/25/34	534,677	525,856
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.87%, 5/25/65(1)	4,482,000	4,430,184
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.14%, 5/25/65(1)	3,900,000	3,824,184
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	5,000,000	4,072,163
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	178,656	176,522
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.43%, 11/21/34	297,809	285,458
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.89%, 11/25/35	18,785	17,993
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.78%, 2/25/35	284,529	272,783
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.78%, 2/25/35	146,301	140,473
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.41%, 8/25/55(1)	4,278,951	4,012,929
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class B1, VRN, 3.74%, 9/25/59(1)	5,154,000	4,706,682
Radnor Re Ltd., Series 2018-1, Class M2, VRN, 4.96%, (1-month LIBOR plus 2.70%), 3/25/28(1)	10,900,000	10,890,578
Starwood Mortgage Residential Trust, Series 2020-2 Class B2E, VRN, 3.00%, 4/25/60(1)	5,000,000	4,971,099
Starwood Mortgage Residential Trust, Series 2020-3, Class M1 SEQ, VRN, 3.54%, 4/25/65(1)	3,529,000	3,410,193
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.64%, 7/25/34	382,487	377,000
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 4.31%, (1-month LIBOR plus 2.05%), 10/25/33(1)	1,372,581	1,368,474
		52,636,359
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.51%, (1-month LIBOR plus 3.25%), 5/25/25	477,530	480,129
FHLMC, Series 2020-HQA4, Class M2, VRN, 5.41%, (1-month LIBOR plus 3.15%), 9/25/50(1)	171,718	172,350
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	554,229	100,982
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	958,055	185,165
FNMA, Series 2013-C01, Class M2, VRN, 7.51%, (1-month LIBOR plus 5.25%), 10/25/23	2,354,590	2,429,943
FNMA, Series 2014-C02, Class 2M2, VRN, 4.86%, (1-month LIBOR plus 2.60%), 5/25/24	1,354,210	1,359,143

FNMA, Series 2015-C04, Class 1M2, VRN, 7.96%, (1-month LIBOR plus 5.70%), 4/25/28	1,340,480	1,404,033
		6,131,745
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,051,402)		58,768,104
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	5,700,000	4,977,444
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	6,200,000	5,153,169
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 3.85%, (1-month LIBOR plus 1.85%), 11/15/38(1)	10,450,000	9,954,123
BX Trust, Series 2021-RISE, Class D, VRN, 3.75%, (1-month LIBOR plus 1.75%), 11/15/36(1)	6,572,000	6,199,402
BXMT Ltd., Series 2020-FL2, Class A, VRN, 2.97%, (1-month SOFR plus 1.01%), 2/15/38(1)	5,000,000	4,923,649
BXMT Ltd., Series 2020-FL2, Class D, VRN, 4.02%, (1-month SOFR plus 2.06%), 2/15/38(1)	8,000,000	7,538,479
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, VRN, 3.95%, (1-month LIBOR plus 1.95%), 11/15/34(1)	3,187,000	3,128,118
PFP Ltd., Series 2021-8, Class D, VRN, 4.15%, (1-month LIBOR plus 2.15%), 8/9/37(1)	4,800,000	4,527,752
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $50,261,509)		46,402,136
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	605,000	765,642
California State University Rev., 2.98%, 11/1/51	825,000	655,566
Chicago GO, 7.05%, 1/1/23, Prerefunded at 100% of Par(5)	45,000	45,662
Chicago GO, 7.05%, 1/1/29	285,000	302,693
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	30,331
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	623,660
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	1,905,000	1,682,734
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	937,041
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	70,000	82,224
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	235,259
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,263,582
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	192,147
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	135,589
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	303,113
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	45,000	55,192
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	673,736
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	149,559
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	440,013
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	344,737
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	235,089
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	229,939
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	332,963
State of California GO, 4.60%, 4/1/38	120,000	122,951
State of California GO, 7.55%, 4/1/39	410,000	565,769
State of California GO, 7.30%, 10/1/39	595,000	779,547
State of California GO, 7.60%, 11/1/40	20,000	27,845
University of California Rev., 3.07%, 5/15/51	1,075,000	821,752
TOTAL MUNICIPAL SECURITIES (Cost $13,749,671)		12,034,335
BANK LOAN OBLIGATIONS(6) — 0.4%
Media — 0.1%
Directv Financing, LLC, Term Loan, 7.37%, (1-month LIBOR plus 5.00%), 8/2/27	2,891,163	2,740,128
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 5.70%, (1-week SOFR CME plus 4.00%), 3/1/29	5,975,000	5,727,306
TOTAL BANK LOAN OBLIGATIONS (Cost $8,848,672)		8,467,434

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,668,822)	2,000,000	2,556,424
SHORT-TERM INVESTMENTS(9) — 13.9%
Certificate of Deposit — 3.2%
Credit Agricole Corporate and Investment Bank, 2.31%, 8/1/22 (LOC: Credit Agricole SA)(1)	66,486,000	66,486,000
Commercial Paper(7) — 2.4%
BNP Paribas SA, 2.35%, 8/1/22	50,000,000	49,990,608
Discount Notes(7)†
Federal Home Loan Bank Discount Notes, 1.88%, 8/2/22	1,000,000	999,940
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	333,622	333,622
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $2,542,268), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $2,493,445)		2,492,992
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/49, valued at $17,813,294), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $17,467,245)		17,464,000
		19,956,992
Treasury Bills(7) — 7.3%
U.S. Treasury Bills, 1.55%, 3/23/23	26,300,000	25,846,556
U.S. Treasury Bills, 1.23%, 10/6/22	80,500,000	80,168,306
U.S. Treasury Bills, 1.94%, 4/20/23(8)	45,200,000	44,280,569
		150,295,431
TOTAL SHORT-TERM INVESTMENTS (Cost $288,720,195)		288,062,593
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,277,401,600)		2,074,432,428
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,829,309)
TOTAL NET ASSETS — 100.0%		$2,069,603,119

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	332,758	USD	239,647	Credit Suisse AG	9/14/22	$(6,992)
USD	8,495,400	AUD	11,784,142	Credit Suisse AG	9/14/22	256,247
USD	4,753,353	AUD	6,997,935	Morgan Stanley	9/14/22	(139,414)
CAD	294,709	USD	228,068	UBS AG	9/14/22	2,048
CAD	2,032,041	USD	1,574,021	UBS AG	9/14/22	12,645
USD	45,993,540	CAD	57,873,212	UBS AG	9/14/22	804,763
USD	5,150,461	CAD	6,655,214	UBS AG	9/14/22	(46,088)
USD	12,048,478	CHF	11,627,022	Morgan Stanley	9/14/22	(205,333)
CLP	8,839,696,561	USD	10,600,428	Morgan Stanley	9/14/22	(865,857)
CLP	5,292,547,596	USD	5,260,459	Morgan Stanley	9/14/22	567,872
USD	9,856,083	CLP	8,852,733,323	Morgan Stanley	9/14/22	107,156
USD	4,964,795	CLP	5,197,147,782	Morgan Stanley	9/14/22	(758,478)
CNY	157,392,073	USD	23,300,085	Morgan Stanley	9/14/22	31,378
CNY	3,097,150	USD	462,361	Morgan Stanley	9/14/22	(3,246)
USD	53,597,772	CNY	357,657,934	Morgan Stanley	9/14/22	579,329
COP	41,943,360,995	USD	10,856,031	Bank of America N.A.	9/14/22	(1,146,660)
COP	24,012,148,513	USD	5,380,271	Bank of America N.A.	9/14/22	178,246
USD	10,261,553	COP	41,943,360,995	Bank of America N.A.	9/14/22	552,183
USD	5,217,764	COP	24,012,148,513	Bank of America N.A.	9/14/22	(340,753)
USD	3,321,632	CZK	77,749,445	UBS AG	9/14/22	111,391
USD	5,523,866	DKK	38,218,687	UBS AG	9/14/22	260,525
EUR	3,030,308	USD	3,261,066	JPMorgan Chase Bank N.A.	9/14/22	(154,666)

EUR	9,871,317	USD	10,326,701	JPMorgan Chase Bank N.A.	9/14/22	(207,513)
EUR	529,292	USD	540,463	JPMorgan Chase Bank N.A.	9/14/22	2,120
EUR	9,637,800	USD	9,725,816	JPMorgan Chase Bank N.A.	9/14/22	153,991
EUR	9,313,696	USD	9,513,074	JPMorgan Chase Bank N.A.	9/14/22	34,491
EUR	503,495	USD	517,746	JPMorgan Chase Bank N.A.	9/14/22	(1,608)
USD	356,472	EUR	337,351	Bank of America N.A.	9/14/22	10,650
USD	353,115,978	EUR	328,525,515	JPMorgan Chase Bank N.A.	9/14/22	16,341,116
USD	2,598,168	EUR	2,416,613	JPMorgan Chase Bank N.A.	9/14/22	120,874
USD	1,632,138	EUR	1,537,344	JPMorgan Chase Bank N.A.	9/14/22	56,191
USD	45,542,119	EUR	42,857,120	JPMorgan Chase Bank N.A.	9/14/22	1,608,847
USD	4,338,817	EUR	4,100,268	JPMorgan Chase Bank N.A.	9/14/22	135,591
USD	1,886,350	EUR	1,777,193	JPMorgan Chase Bank N.A.	9/14/22	64,531
USD	1,031,939	EUR	970,138	JPMorgan Chase Bank N.A.	9/14/22	37,441
USD	604,987	EUR	573,719	JPMorgan Chase Bank N.A.	9/14/22	16,862
USD	5,154,126	EUR	4,923,443	JPMorgan Chase Bank N.A.	9/14/22	107,054
USD	3,679,746	EUR	3,512,344	JPMorgan Chase Bank N.A.	9/14/22	79,206
USD	6,030,064	EUR	5,870,298	JPMorgan Chase Bank N.A.	9/14/22	12,362
USD	1,763,684	EUR	1,719,722	JPMorgan Chase Bank N.A.	9/14/22	780
USD	866,533	EUR	847,878	JPMorgan Chase Bank N.A.	9/14/22	(2,635)
GBP	713,378	USD	857,503	Bank of America N.A.	9/14/22	12,100
GBP	671,397	USD	807,729	Bank of America N.A.	9/14/22	10,700
USD	81,889,701	GBP	65,270,001	Bank of America N.A.	9/14/22	2,326,015
USD	12,064	GBP	10,102	Bank of America N.A.	9/14/22	(251)
HKD	163,266,850	USD	20,848,254	Goldman Sachs & Co.	9/14/22	(21,902)
USD	20,841,867	HKD	163,266,850	Goldman Sachs & Co.	9/14/22	15,515
USD	76,532	IDR	1,107,194,268	Goldman Sachs & Co.	9/14/22	1,941
USD	5,764,781	IDR	84,436,749,986	Goldman Sachs & Co.	9/14/22	76,309
ILS	35,610,632	USD	10,389,681	UBS AG	9/14/22	113,074
ILS	35,933,330	USD	10,395,872	UBS AG	9/14/22	202,058
USD	10,574,484	ILS	35,610,632	UBS AG	9/14/22	71,729
USD	10,366,779	ILS	35,933,330	UBS AG	9/14/22	(231,150)
JPY	1,648,929,885	USD	12,333,427	Bank of America N.A.	9/14/22	72,167
JPY	1,257,708,848	USD	9,386,868	Bank of America N.A.	9/14/22	75,406
JPY	750,000,000	USD	5,422,368	Bank of America N.A.	9/14/22	220,198
USD	135,613,908	JPY	17,807,211,327	Bank of America N.A.	9/14/22	1,642,752
USD	584,824	KRW	757,990,035	Goldman Sachs & Co.	9/14/22	3,019
MXN	205,651,777	USD	9,791,543	Goldman Sachs & Co.	9/14/22	217,328
MXN	266,156,472	USD	12,716,810	Goldman Sachs & Co.	9/14/22	236,765
MXN	266,881,934	USD	12,631,252	Goldman Sachs & Co.	9/14/22	357,630
USD	13,101,345	MXN	263,605,610	Goldman Sachs & Co.	9/14/22	271,918
USD	10,195,217	MXN	208,202,639	Goldman Sachs & Co.	9/14/22	62,198
USD	12,783,355	MXN	266,881,934	Goldman Sachs & Co.	9/14/22	(205,527)
USD	6,455,530	MYR	28,370,762	Goldman Sachs & Co.	9/14/22	84,917
NOK	57,646,398	USD	6,123,085	UBS AG	9/14/22	(152,881)
NOK	53,469,903	USD	5,435,715	UBS AG	9/14/22	101,947
USD	5,670,746	NOK	53,930,744	UBS AG	9/14/22	85,357
USD	10,383,520	NOK	103,560,032	UBS AG	9/14/22	(341,775)
NZD	927,200	USD	600,436	Credit Suisse AG	9/14/22	(17,417)
NZD	8,140,130	USD	5,038,822	Morgan Stanley	9/14/22	79,657
USD	24,507,120	NZD	37,810,877	Credit Suisse AG	9/14/22	731,803
USD	5,196,232	NZD	8,157,990	Credit Suisse AG	9/14/22	66,523
PEN	40,672,114	USD	10,712,773	Goldman Sachs & Co.	9/14/22	(407,005)
PEN	40,102,161	USD	10,176,664	Goldman Sachs & Co.	9/14/22	(15,314)
USD	10,771,502	PEN	40,672,114	Goldman Sachs & Co.	9/14/22	465,733
USD	5,079,728	PEN	19,735,761	Goldman Sachs & Co.	9/14/22	78,951

USD	5,228,186	PEN	20,366,400	Goldman Sachs & Co.	9/14/22	67,614
USD	56,069	PLN	243,802	UBS AG	9/14/22	3,897
USD	2,485,945	SEK	24,268,782	UBS AG	9/14/22	93,191
USD	3,380,383	SGD	4,652,320	Bank of America N.A.	9/14/22	12,296
THB	375,323,968	USD	10,650,510	Goldman Sachs & Co.	9/14/22	(423,834)
USD	23,608,975	THB	811,086,344	Goldman Sachs & Co.	9/14/22	1,508,821
						$25,919,120

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	250	September 2022	$32,672,374	$669,072
Euro-Buxl 30-Year Bonds	11	September 2022	2,088,865	243,947
Japanese 10-Year Government Bonds	53	September 2022	59,820,247	484,492
Korean Treasury 10-Year Bonds	277	September 2022	24,670,079	1,355,682
U.K. Gilt 10-Year Bonds	324	September 2022	46,629,946	46,894
U.S. Treasury 5-Year Notes	527	September 2022	59,933,899	574,235
U.S. Treasury 10-Year Notes	280	September 2022	33,919,375	43,972
U.S. Treasury Long Bonds	212	September 2022	30,528,000	612,011
U.S. Treasury Ultra Bonds	59	September 2022	9,340,438	(48,052)
			$299,603,223	$3,982,253
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	246	September 2022	$32,287,500	$(797,610)
^Amount represents value and unrealized appreciation.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$37,989,270	$(1,897,539)	$770,211	$(1,127,328)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$97,069,500	(2,256,291)	570,561	(1,685,730)
					$(4,153,830)	$1,340,772	$(2,813,058)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CME	-	Chicago Mercantile Exchange
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
IO	-	Interest Only
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $589,138,730, which represented 28.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Perpetual maturity with no stated maturity date.
(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,803,627.
(9)Category includes collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $288,000.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	585,101,191	—
Corporate Bonds	—	518,754,884	—
U.S. Treasury Securities	—	183,608,294	—
U.S. Government Agency Mortgage-Backed Securities	—	130,019,989	—
Asset-Backed Securities	—	88,963,331	—
Collateralized Loan Obligations	—	85,316,135	—
Preferred Stocks	—	66,377,578	—
Collateralized Mortgage Obligations	—	58,768,104	—
Commercial Mortgage-Backed Securities	—	46,402,136	—
Municipal Securities	—	12,034,335	—
Bank Loan Obligations	—	8,467,434	—
U.S. Government Agency Securities	—	2,556,424	—
Short-Term Investments	333,622	287,728,971	—
	333,622	2,074,098,806	—
Other Financial Instruments
Futures Contracts	1,230,218	2,800,087	—
Forward Foreign Currency Exchange Contracts	—	31,615,419	—
	1,230,218	34,415,506	—
Liabilities
Other Financial Instruments
Futures Contracts	845,662	—	—
Swap Agreements	—	2,813,058	—
Forward Foreign Currency Exchange Contracts	—	5,696,299	—
	845,662	8,509,357	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.